Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets
	As of December 31, 2024	As of December 31, 2023
	US$	US$
Current:
Deposits & Prepayment	2,204,812	370,370
Deferred IPO Cost*	-	2,039,513
Other Receivables	704,100	257,283
Prepayment for fundraising**	1,000,000	-
	3,908,912	2,667,166
Non-current:
Deposit others	260,543	-
Prepayment, non-current	114,317	18,656
	374,860	18,656
Total prepayment and other assets	4,283,772	2,685,822

*	The balance of deferred IPO cost includes legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filling and print related costs, exchange listing costs, and road show related costs and other offering costs directly attributable to the Company’s initial public offering. It was subsequently charged against the gross proceeds from the Company’s initial public offering completed on April 22, 2024 as a reduction of share capital.

**	The balance of prepayment for fundraising represents a prepaid deposit of $1 million to a consulting firm for financing. The consulting firm will provide professional consulting services and related resources for fund raising.